Cash Distributions and Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2014
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Abstract]
Earnings per share, basic and diluted
		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner
Minimum Quarterly Distribution	$0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%

Earnings per common share
	Three Month Period Ended		Six Month Period Ended
	June 30, 2014	June 30, 2013	June 30, 2014	June 30, 2013
Net income	$29,985	$ 19,511	$48,346	$ 35,757
Earnings attributable to:
Common unit holders	28,852	18,671	46,313	34,143
Weighted average units outstanding (basic and diluted):
Common unit holders	77,359,163	65,284,163	75,803,362	64,254,881
Earnings per unit (basic and diluted):
Common unit holders	$ 0.37	$ 0.29	$ 0.61	$ 0.53
Earnings per unit - distributed (basic and diluted):
Common unit holders	$ 0.44	$ 0.44	$ 0.90	$ 0.90
Loss per unit - undistributed (basic and diluted):
Common unit holders	$ (0.07)	$ (0.15)	$ (0.29)	$ (0.37)